RICHARD FEINER Attorney at Law 381 Park Avenue South, Suite 1601 New York, New York 10016 Tel. No. (212) 779-8600 Fax. No. (212) 779-8858 E-Mail: RFeiner@Silverfirm.com

March 9, 2005

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

                                Re:          Capital Gold Corporation
                                                Registration Statement on Form SB-2

Dear Sir or Madam:

                On behalf of Capital Gold Corporation, I file herewith the above-mentioned registration statement.

                If you have any questions or comments with regard to the filing, please contact me at the above address.

Very truly yours,

/s/ Richard Feiner
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Richard Feiner